Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of Inventories
	As at December 31,
	2025	2024
Ore in stockpiles	$67	$135
Concentrate stockpiles	30	47
Materials and supplies	9,911	8,061
	$10,008	$8,243